Property and equipment - Maintenance expenses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment
Amortization of capitalized maintenance costs	R$ (63.2)	R$ (51.5)
Maintenance materials and repairs	(568.1)	(708.7)	R$ (643.9)
Total maintenance expenses	(631.3)	R$ (760.2)
Impairment charges	R$ 0.0